Income Taxes	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
16. Income Taxes
LDTI standard has been adopted since April 1, 2023, with the transition date of April 1, 2021, using the modified retrospective transition approach. For further information, see Note 1 “Significant Accounting and Reporting Policies (z) New accounting pronouncements.”
Income before income taxes and the provision for income taxes in fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	2022	2023	2024
Income before income taxes:
Japan	¥315,922	¥201,168	¥298,321
Overseas	193,525	191,010	171,654

	¥509,447	¥392,178	¥469,975

Provision for income taxes:
Current—
Japan	¥136,623	¥30,808	¥80,274
Overseas	38,433	27,490	31,114

	175,056	58,298	111,388

Deferred—
Japan	(1,301)	22,047	9,049
Overseas	12,839	14,900	10,951

	11,538	36,947	20,000

Provision for income taxes	¥186,594	¥95,245	¥131,388

In fiscal 2022, 202
3
and 202
4
, the Company and its subsidiaries in Japan were subject to a National Corporation tax of approximately 24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.5%.

Reconciliations of the differences between the tax provision computed at the statutory income tax rate of 31.5%, the aggregate statutory income tax rate of the Company’s tax domicile, and the consolidated provision for income taxes in fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	2022	2023	2024
Income before income taxes	¥509,447	¥392,178	¥469,975

Tax provision computed at the statutory rate	¥160,476	¥123,536	¥148,042
Increases (reductions) in taxes due to:
Change in valuation allowance	11,464	2,533	5,441
Nondeductible expenses	4,066	4,794	4,762
Nontaxable income	(2,611)	(3,347)	(3,574)
Effect of lower tax rates on certain subsidiaries	(18,694)	(19,764)	(17,627)
Effect of investor taxes on earnings of subsidiaries	8,155	4,789	7,674
Effect of sale or liquidation of subsidiaries	25,642	(16,754)	(14,995)
Other, net	(1,904)	(542)	1,665

Provision for income taxes	¥186,594	¥95,245	¥131,388

The effective income tax rate is different from the statutory income tax rate primarily because of certain nondeductible expenses, nontaxable income, changes in valuation allowance, the effect of lower tax rates on certain subsidiaries, effect of investor taxes on earnings of subsidiaries and effect of sale or liquidation of subsidiaries.
Total income tax expense recognized in fiscal 2022, 2023 and 2024 was allocated as follows:

	Millions of yen
	2022	2023	2024
Provision for income taxes	¥186,594	¥95,245	¥131,388
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(21,897)	(41,961)	(27,157)
Net change of impact of changes in policy liability discount rate	23,126	43,576	32,471
Net change of debt valuation adjustments	(131)	20	(74)
Net change of defined benefit pension plans	4,889	1,630	5,554
Net change of foreign currency translation adjustments	(17,347)	(17,325)	(30,992)
Net change of unrealized gains (losses) on derivative instruments	4,734	3,514	(1,523)
Adjustments to retained earnings for changes in accounting principles*	(4,511)	0	0
Other direct adjustments to shareholders’ equity	214	36	32

Total income tax expense	¥175,671	¥84,735	¥109,699

*
The amount for fiscal 2022 reflects the tax effect of the adoption of Accounting Standards Update 2019-12 (“Simplifying the Accounting for Income Taxes”—ASC 740 (“Income Taxes”)), and Accounting Standards Update 2018-12 (“Targeted Improvements to the Accounting for Long-Duration Contracts”—ASC 944 (“Financial Services—Insurance”).

The tax effects of temporary differences and carryforwards giving rise to the deferred tax assets and liabilities as of March 31, 2023 and 2024 are as follows:

	Millions of yen
	2023	2024
Assets:
Net operating loss carryforwards	¥59,516	¥62,493
Allowance for credit losses	16,382	8,650
Investment in securities	10,515	14,382
Accrued expenses	25,735	26,401
Investment in operating leases	14,999	12,728
Property under facility operations	24,615	24,996
Installment loans	5,445	5,459
Unrealized losses on investment in securities	71,277	98,025
Lease liabilities	79,636	69,697
Other *	103,210	156,516

	411,330	479,347
Less: valuation allowance	(37,287)	(39,046)

	374,043	440,301
Liabilities:
Net investment in l eases	10,599	10,867
Investment in operating leases	137,618	175,727
Unrealized gains on investment in securities	4,779	9,139
Deferred insurance policy acquisition costs	80,706	85,830
Policy liabilities and policy account balances	150,137	194,713
Property under facility operations	22,022	22,615
Other intangible assets	141,864	152,125
Undistributed earnings	74,935	95,720
Prepaid benefit cost	17,290	23,473
Advances paid	8,346	8,102
Right-of-use assets	78,631	68,715
Other	27,887	31,946

	754,814	878,972

Net deferred tax liability	¥380,771	¥438,671

*	As of March 31, 2023 and 2024, other deferred tax assets i ncludes amounts related to net investment hedges of ¥52,262 million and ¥95,551 million.
Net deferred tax assets and liabilities at March 31, 2023 and 2024 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2023	2024
Other assets	¥48,292	¥66,519
Income taxes: Deferred	429,063	505,190

Net deferred tax liability	¥380,771	¥438,671

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with operating loss carryforwards. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and operating loss carryforwards, net of the existing valuation allowances at March 31, 2024. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were increases of ¥13,595 million in fiscal 2022, increases of ¥2,132 million in fiscal 2023, and increases of ¥1,759 million in fiscal 2024. The decrease in the total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards were ¥1,742 million in fiscal 2022, ¥1,465 million in fiscal 2023 and ¥3,660 million in fiscal 2024. The adjustments to the beginning-of-the-year amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net increases of ¥436 million in fiscal 2022 (increases of ¥1,947 million and decreases of ¥1,511 million on a gross basis), net increases of ¥628 million in fiscal 2023 (increases of ¥2,120 million and decreases of ¥1,492 million on a gross basis), and net increases
of ¥513 million in fiscal 2024 (increases of ¥4,125 million and decreases of ¥3,612 million on a gross basis), respectively.
The Company and certain subsidiaries have net operating loss carryforwards of ¥440,411 million at March 31, 2024, which expire as follows:

Years ending March 31,	Millions of yen
202 5	¥17,610
202 6	23,722
202 7	10,222
202 8	4,238
202 9	31,118
Thereafter	280,775
Indefinite period	72,726

Total	¥440,411

The unrecognized tax benefits as of March 31, 2023 and 2024 were not material. The Company and its subsidiaries do not believe that it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2024.
The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2023 and 2024, and in the consolidated statements of income for fiscal 2022, 2023 and 2024 were not material.
The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination in Japan for the tax years prior to fiscal 2023, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2018, respectively.
Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2019. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2017.